Supplemental Information	9 Months Ended
Sep. 30, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Information

18. SUPPLEMENTAL INFORMATION

The operations and key financial measures and financial analysis differ significantly for manufacturing and distribution businesses and financial services businesses; therefore, management believes that certain supplemental disclosures are important in understanding the consolidated operations and financial results of CNH Industrial. This supplemental information does not purport to represent the operations of each group as if each group were to operate on a standalone basis. For example, Industrial Activities presents the cost of “interest free” periods for wholesale receivables as Interest Compensation to Financial Services, and not as a reduction of sales in their statements of operations. This supplemental data is as follows:

Industrial Activities—The financial information captioned “Industrial Activities” reflects the consolidation of all majority-owned subsidiaries except for Financial Services. Financial Services has been included using the equity method of accounting whereby the net income and net assets of Financial Services are reflected, respectively, in “Equity in income of unconsolidated subsidiaries and affiliates” in the accompanying condensed consolidated statements of operations, and in “Investment in Financial Services” in the accompanying condensed consolidated balance sheets.

Financial Services—The financial information captioned “Financial Services” reflects the consolidation or combination of Financial Services business.

Transactions between the “Industrial Activities” and “Financial Services” have been eliminated to arrive at the consolidated financial statements.

Certain prior period balances have been reclassified to conform to the current period presentation resulting from the adoption of new accounting pronouncements.

	Statement of Operations
	Industrial Activities		Financial Services
	Three Months Ended September 30,		Three Months Ended September 30,
	2016	2015	2016	2015
	(in millions)
Revenues
Net sales	$5,461	$5,549	$—	$—
Finance and interest income	39	32	386	390
Total Revenues	$5,500	$5,581	$386	$390
Costs and Expenses
Cost of goods sold	$4,524	$4,599	$—	$—
Selling, general and administrative expenses	478	498	68	67
Research and development expenses	211	207	—	—
Restructuring expenses	6	18	—	—
Interest expense	192	152	132	141
Interest compensation to Financial Services	84	83	—	—
Other, net	60	234	73	55
Total Costs and Expenses	5,555	5,791	273	263
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(55)	(210)	113	127
Income taxes	(10)	18	42	38
Equity income of unconsolidated subsidiaries and affiliates	7	6	6	5
Results from intersegment investments	77	94	—	—
Net income (loss)	$39	$(128)	$77	$94

	Statement of Operations
	Industrial Activities		Financial Services
	Nine Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in millions, except share data)
Revenues
Net sales	$16,987	$17,808	$—	$—
Finance and interest income	103	162	1,173	1,226
Total Revenues	$17,090	$17,970	$1,173	$1,226
Costs and Expenses
Cost of goods sold	$14,014	$14,771	$—	$—
Selling, general and administrative expenses	1,475	1,546	212	212
Research and development expenses	619	622	—	—
Restructuring expenses	30	51	1	1
Interest expense	494	501	390	448
Interest compensation to Financial Services	245	229	—	—
Other, net	741	398	213	174
Total Costs and Expenses	17,618	18,118	816	835
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(528)	(148)	357	391
Income taxes	54	130	125	129
Equity income of unconsolidated subsidiaries and affiliates	(14)	18	19	15
Results from intersegment investments	251	277	—	—
Net income (loss)	$(345)	$17	$251	$277

	Balance Sheets
	Industrial Activities		Financial Services
	September 30, 2016	December 31, 2015	September 30, 2016	December 31, 2015
	(in millions)
ASSETS
Cash and cash equivalents	$4,632	$4,551	$501	$833
Restricted cash	-	15	740	912
Trade receivables	658	555	58	52
Financing receivables	1,786	2,162	19,744	19,974
Inventories, net	6,464	5,513	193	177
Property, plant and equipment, net	6,582	6,479	2	2
Investments in unconsolidated subsidiaries and affiliates	2,938	2,846	157	136
Equipment under operating leases	12	10	1,880	1,825
Goodwill	2,303	2,295	154	152
Other intangible assets, net	772	793	14	17
Deferred tax assets	1,132	1,087	190	163
Derivative assets	115	205	6	6
Other assets	1,635	1,271	411	490
TOTAL ASSETS	$29,029	$27,782	$24,050	$24,739
LIABILITIES AND EQUITY
Debt	$8,937	$8,260	$20,295	$21,176
Trade payables	5,110	5,176	143	197
Deferred tax liabilities	74	60	300	274
Pension, postretirement and other postemployment benefits	2,185	2,263	31	19
Derivative liabilities	205	62	10	7
Other liabilities	8,031	7,100	670	611
Total Liabilities	$24,542	$22,921	$21,449	$22,284
Redeemable noncontrolling interest	22	18	—	—
Equity	4,465	4,843	2,601	2,455
TOTAL LIABILITIES AND EQUITY	$29,029	$27,782	$24,050	$24,739

	Cash Flow Statements
	Industrial Activities		Financial Services
	Nine Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in millions)
Operating activities:
Net income (loss)	$(345)	$17	$251	$277
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	533	512	4	4
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	215	173	191	152
Loss from disposal of assets	2	6	—	—
Loss on repurchase of notes	38	—	—	—
Undistributed income (loss) of unconsolidated subsidiaries	62	(103)	(19)	(12)
Other non-cash items	83	196	89	87
Changes in operating assets and liabilities:
Provisions	501	(93)	(1)	11
Deferred income taxes	(4)	13	18	24
Trade and financing receivables related to sales, net	(61)	101	428	529
Inventories, net	(740)	(618)	(14)	(39)
Trade payables	(114)	(139)	(59)	(45)
Other assets and liabilities	161	(204)	143	315
Net cash provided by (used in) operating activities	331	(139)	1,031	1,303
Investing activities:
Additions to retail receivables	—	—	(2,747)	(3,171)
Collections of retail receivables	—	—	3,287	3,561
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	8	3	—	—
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	169	218	260	293
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments	(290)	(375)	—	—
Expenditures for assets under operating leases and assets sold under buy-back commitments	(600)	(597)	(491)	(718)
Other	496	1,766	(538)	(1,491)
Net cash provided by (used in) investing activities	(217)	1,015	(229)	(1,526)
Financing activities:
Proceeds from long-term debt	1,705	452	7,072	4,916
Payments of long-term debt	(1,291)	(2,076)	(7,854)	(4,813)
Net increase (decrease) in other financial liabilities	(299)	167	(152)	253
Dividends paid	(205)	(294)	(242)	(135)
Other	(58)	17	—	42
Net cash provided by (used in) financing activities	(148)	(1,734)	(1,176)	263
Effect of foreign exchange rate changes on cash and cash equivalents	115	(471)	42	(157)
Increase (decrease) in cash and cash equivalents	81	(1,329)	(332)	(117)
Cash and cash equivalents, beginning of year	4,551	4,122	833	1,041
Cash and cash equivalents, end of period	$4,632	$2,793	$501	$924